Loss Per Share - Weighted average numbers of ordinary shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Per Share
Weighted average numbers of ordinary shares outstanding	96,855,134	103,450,186	236,501,538
Restricted shares
Loss Per Share
Weighted average numbers of ordinary shares outstanding	4,051,753	1,358,110
Outstanding weighted average options granted
Loss Per Share
Weighted average numbers of ordinary shares outstanding	55,132,378	56,768,907	52,558,756
Convertible notes
Loss Per Share
Weighted average numbers of ordinary shares outstanding	37,671,003	45,323,169	183,942,782